Note 2 - Summary of Significant Accounting Policies: Property and Equipment (Policies)	6 Months Ended
Jun. 30, 2013
Policies
Property and Equipment

Property and Equipment

Property and equipment are stated at cost, less accumulated depreciation. Depreciation is provided over the five-year estimated useful life of the assets computed on the straight-line method.

Gains and losses resulting from sales and dispositions of property and equipment are included in current operations. Maintenance and repairs are charged to operations as incurred.  Depreciation expense for the three months ended June 30, 2013, and 2012 amounted to $3,158 and $0, respectively, Depreciation expense for the six months ended June 30, 2013, and 2012 amounted to $4,776 and $0, respectively,